UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Convergent Wealth Advisors
Address: 2600 Tower Oaks Boulevard
         Suite 300
         Rockville, MD  20852

13F File Number:  028-13933

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elliott
Title:     Chief Financial Officer and Chief Compliance Officer
Phone:     (301) 998-0322

Signature, Place, and Date of Signing:

 /s/   David Elliott     Rockville, MD/USA     August 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $516,166 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES INC                    MSCI AUSTRALIA   464286103      386    14806 SH       SOLE                        0        0    14806
ISHARES INC                    MSCI BRAZIL      464286400      858    11700 SH       SOLE                        0        0    11700
ISHARES INC                    MSCI CDA INDEX   464286509     1406    44411 SH       SOLE                        0        0    44411
ISHARES INC                    MSCI PAC J IDX   464286665     6120   128548 SH       SOLE                        0        0   128548
ISHARES INC                    MSCI S KOREA     464286772     1276    19629 SH       SOLE                        0        0    19629
ISHARES INC                    MSCI HONG KONG   464286871      666    35953 SH       SOLE                        0        0    35953
ISHARES SILVER TRUST           ISHARES          46428Q109      525    15500 SH       SOLE                        0        0    15500
ISHARES TR                     S&P 500 INDEX    464287200   186169  1405899 SH       SOLE                        0        0  1405899
ISHARES TR                     BARCLY USAGG B   464287226    15172   142231 SH       SOLE                        0        0   142231
ISHARES TR                     MSCI EMERG MKT   464287234    10735   225515 SH       SOLE                        0        0   225515
ISHARES TR                     IBOXX INV CPBD   464287242      771     7000 SH       SOLE                        0        0     7000
ISHARES TR                     S&P MIDCAP 400   464287507    11420   116884 SH       SOLE                        0        0   116884
ISHARES TR                     RUSSELL1000VAL   464287598      530     7761 SH       SOLE                        0        0     7761
ISHARES TR                     RUSSELL1000GRW   464287614    52731   866141 SH       SOLE                        0        0   866141
ISHARES TR                     RUSL 2000 VALU   464287630     1357    18486 SH       SOLE                        0        0    18486
ISHARES TR                     RUSSELL 2000     464287655     7384    89184 SH       SOLE                        0        0    89184
ISHARES TR                     RUSL 3000 VALU   464287663     1534    22072 SH       SOLE                        0        0    22072
ISHARES TR                     MSCI GRW IDX     464288885    27378   455237 SH       SOLE                        0        0   455237
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     1040    19046 SH       SOLE                        0        0    19046
SPDR GOLD TRUST                GOLD SHS         78463V107   151477  1037506 SH       SOLE                        0        0  1037506
VANGUARD INDEX FDS             REIT ETF         922908553     7638   127095 SH       SOLE                        0        0   127095
VANGUARD INDEX FDS             STK MRK ETF      922908769      368     5376 SH       SOLE                        0        0     5376
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      668    13413 SH       SOLE                        0        0    13413
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    26726   549696 SH       SOLE                        0        0   549696
VANGUARD TAX-MANAGED INTL FD   MSCI EAFE ETF    921943858     1831    48084 SH       SOLE                        0        0    48084